UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Address:


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

/s/ H.K. HALLETT                   Charlotte, NC
-----------------                ---------------               -----------------
   [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------
Form 13F Information Table Entry Total:       82
                                          -----------
Form 13F Information Table Value Total:     $156,076
                                          -----------
                                          (thousands)

                                        TITLE OF                         MARKET VALUE  MARKET VALUE            INVESTMENT  VOTING
NAME OF ISSUER                          CLASS         SYMBOL  CUSIP       3/31/2010    DIV. BY 1000  QUANTITY  DISCRETION  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
 1 iShares Dow Jones US Real Esta      common stock   IYR      464287739  $    240,693  $    241          4,835 sole       none
 2 Saul Centers, Inc.                  common stock   BFS      804395101  $    242,190  $    242          5,850 sole       none
 3 World Acceptance Corporation        common stock   WRLD     981419104  $    245,344  $    245          6,800 sole       none
 4 H. J. Heinz Company                 common stock   HNZ      423074103  $    246,294  $    246          5,400 sole       none
 5 Sonoco Products Company             common stock   SON      835495102  $    248,999  $    249          8,087 sole       none
 6 PowerShares Global Water Portf      ETF            PIO      73936T623  $    252,525  $    253         14,021 sole       none
 7 iShares Tr 1-3 Yr Trs Bd            common stock   SHY      464287457  $    301,383  $    301          3,615 sole       none
 8 Targacept Inc                       common stock   TRGT     87611R306  $    323,073  $    323         16,433 sole       none
 9 Abbott Labs                         common stock   ABT        2824100  $    331,463  $    331          6,292 sole       none
10 Calamos Strg Ttl Return Fd Com      common stock   CSQ      128125101  $    340,866  $    341         37,253 sole       none
11 BB&T Corporation                    common stock   BBT       54937107  $    409,928  $    410         12,656 sole       none
12 iShares Tr Barclys 1-3yr Cr         common stock   CSJ      464288646  $    418,522  $    419          4,002 sole       none
13 Wells Fargo & Company               common stock   WFC      949746101  $    426,717  $    427         13,712 sole       none
14 Piedmont Natural Gas Company,       common stock   PNY      720186105  $    448,589  $    449         16,265 sole       none
15 Spdr Gold Trust Gold Shs            common stock   GLD      78463V107  $    452,687  $    453          4,155 sole       none
16 iShares MSCI EAFE Index Fund        common stock   EFA      464287465  $    493,345  $    493          8,813 sole       none
17 iShares Lehman Aggregate Bond       common stock   AGG      464287226  $    526,385  $    526          5,052 sole       none
18 Pfizer Inc.                         common stock   PFE      717081103  $    565,333  $    565         32,964 sole       none
19 Colgate-Palmolive Company           common stock   CL       194162103  $    603,556  $    604          7,079 sole       none
20 Coca-Cola Company                   common stock   KO       191216100  $    741,950  $    742         13,490 sole       none
21 SCANA Corporation                   common stock   SCG      80589M102  $    759,581  $    760         20,207 sole       none
22 Royal Bank of Canada                common stock   RY       780087102  $    777,280  $    777         13,321 sole       none
23 A123 Systems Com    Usd0.001        common stock   AONE     03739T108  $    828,000  $    828         60,262 sole       none
24 Devon Energy Corporation            common stock   DVN      25179M103  $    837,783  $    838         13,003 sole       none
25 Aecom Technologies Corp             common stock   ACM      00766T100  $    930,508  $    931         32,799 sole       none
26 Bank of America Corporation         common stock   BAC       60505104  $    952,547  $    953         53,364 sole       none
27 New Oriental Education & Tech.      ADR            EDU      647581107  $    982,510  $    983         11,490 sole       none
28 Mastercard Incorporated             common stock   MA       57636Q104  $  1,038,352  $  1,038          4,088 sole       none
29 Williams Companies, Inc.            common stock   WMB      969457100  $  1,069,276  $  1,069         46,289 sole       none
30 Qiagen N.V.                         common stock   QGEN     N72482107  $  1,088,025  $  1,088         47,326 sole       none
31 Ctrip Com Intl Ltd ADR              ADR            CTRP     22943F100  $  1,111,712  $  1,112         28,360 sole       none
32 Energy Recovery Inc Com             common stock   ERII     29270J100  $  1,171,655  $  1,172        185,977 sole       none
33 Zimmer Hldgs Incorporated           common stock   ZMH      98956P102  $  1,197,142  $  1,197         20,222 sole       none
34 Covanta Holding Corporation         common stock   CVA      236274106  $  1,205,184  $  1,205         72,340 sole       none
35 PowerShares Wilderhill Clean E      common stock   PBW      73935X500  $  1,235,608  $  1,236        124,057 sole       none
36 Rydex ETF Trust Health Care         ETF            RYH      78355W841  $  1,286,326  $  1,286         21,209 sole       none
37 Agnico Eagle Mines Ltd Com          common stock   AEM        8474108  $  1,290,598  $  1,291         23,183 sole       none
38 Enernoc Inc.                        common stock   ENOC     292764107  $  1,351,568  $  1,352         45,538 sole       none
39 Potash Corp Sask Inc                common stock   POT      73755L107  $  1,537,705  $  1,538         12,884 sole       none
40 iShares Tr US Tips Bd Fd            common stock   TIP      464287176  $  1,575,466  $  1,575         15,163 sole       none
41 Monsanto Company                    common stock   MON      61166W101  $  1,586,810  $  1,587         22,218 sole       none
42 Manitowoc Company, Inc.             common stock   MTW      563571108  $  1,615,783  $  1,616        124,291 sole       none
43 Best Buy Co., Inc.                  common stock   BBY       86516101  $  1,788,764  $  1,789         42,049 sole       none
44 Itron, Inc.                         common stock   ITRI     465741106  $  1,805,034  $  1,805         24,873 sole       none
45 Exelon Corporation                  common stock   EXC      30161N101  $  1,810,653  $  1,811         41,330 sole       none
46 FPL Group, Inc.                     common stock   FPL      302571104  $  1,876,267  $  1,876         38,822 sole       none
47 Longtop Financial Technologies      ADR            LFT      54318P108  $  1,905,125  $  1,905         59,147 sole       none
48 Aqua America, Inc.                  common stock   WTR      03836W103  $  1,922,259  $  1,922        109,406 sole       none
49 Berkshire Hathaway Inc. Class       common stock   BRKA      84670108  $  1,948,800  $  1,949             16 sole       none
50 Kraft Foods Inc.                    common stock   KFT      50075N104  $  2,038,751  $  2,039         67,419 sole       none
51 CVS/Caremark Corporation            common stock   CVS      126650100  $  2,043,777  $  2,044         55,902 sole       none
52 Citigroup, Inc.                     common stock   C        172967101  $  2,061,900  $  2,062        509,111 sole       none
53 Oracle Corporation                  common stock   ORCL     68389X105  $  2,109,865  $  2,110         82,064 sole       none
54 Fluor Corporation                   common stock   FLR      343412102  $  2,269,781  $  2,270         48,802 sole       none
55 Cisco Systems, Inc.                 common stock   CSCO     17275R102  $  2,391,636  $  2,392         91,880 sole       none
56 Eaton Vance Txmg Gl Bu              common stock   ETW      27829C105  $  2,483,724  $  2,484        185,491 sole       none
57 Teva Pharmaceutical Industries      common stock   TEVA     881624209  $  2,505,916  $  2,506         39,726 sole       none
58 American Water Works Co.            common stock   AWK       30420103  $  2,507,435  $  2,507        115,231 sole       none
59 Transocean Ltd.                     common stock   RIG      H8817H100  $  2,529,811  $  2,530         29,287 sole       none
60 iShares Goldman Sachs Investop      common stock   LQD      464287242  $  2,820,569  $  2,821         26,667 sole       none
61 Exxon Mobil Corporation             common stock   XOM      30231G102  $  2,836,380  $  2,836         42,347 sole       none
62 Roche Hldg Ltd Spons                common stock   RHHBY     71195104  $  2,954,245  $  2,954         72,736 sole       none
63 Intel Corporation                   common stock   INTC     458140100  $  2,996,984  $  2,997        134,454 sole       none
64 iShares MSCI BRIC Index Fund        common stock   BKF      464286657  $  2,998,281  $  2,998         64,646 sole       none
65 Kinder Morgan Mgmt (KMR)            common stock   KMR      49455U100  $  3,056,951  $  3,057         52,149 sole       none
66 Darden Restaurants, Inc.            common stock   DRI      237194105  $  3,119,047  $  3,119         70,028 sole       none
67 Goldman Sachs Group, Inc.           common stock   GS       38141G104  $  3,123,723  $  3,124         18,307 sole       none
68 iShares S&P U.S. Preferred Sto      common stock   PFF      464288687  $  3,268,975  $  3,269         84,426 sole       none
69 China Fd Inc                        common stock   CHN      169373107  $  3,500,982  $  3,501        125,438 sole       none
70 PowerShares DB Agriculture Fun      common stock   DBA      73936B408  $  3,521,515  $  3,522        145,397 sole       none
71 ITT Corporation                     common stock   ITT      450911102  $  3,748,273  $  3,748         69,917 sole       none
72 Verizon Communications              common stock   VZ       92343V104  $  3,830,452  $  3,830        123,483 sole       none
73 Microsoft Corporation               common stock   MSFT     594918104  $  3,897,373  $  3,897        133,198 sole       none
74 Macquarie Global Infrastructur      common stock   MGU      55608D101  $  3,924,253  $  3,924        246,189 sole       none
75 PowerShares DB Com Indx Trckng      common stock   DBC      73935S105  $  4,059,129  $  4,059        172,582 sole       none
76 Procter & Gamble Company            common stock   PG       742718109  $  4,324,147  $  4,324         68,344 sole       none
77 General Electric Company            common stock   GE       369604103  $  4,348,154  $  4,348        238,910 sole       none
78 PepsiCo                             common stock   PEP      713448108  $  4,414,828  $  4,415         66,730 sole       none
79 General Dynamics Corporation        common stock   GD       369550108  $  4,629,684  $  4,630         59,970 sole       none
80 Johnson & Johnson                   common stock   JNJ      478160104  $  4,794,739  $  4,795         73,539 sole       none
81 United Technologies Corporatio      common stock   UTX      913017109  $  5,102,046  $  5,102         69,312 sole       none
82 Berkshire Hathaway  Inc Del Cl      common stock   BRKB      84670207  $  5,516,283  $  5,516         67,876 sole       none

   Grand totals                                                           $156,075,773  $156,076      4,991,566